Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	Subscription Receivables [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 10,000	[1]	$ 10,880	[1]	$ 2,082,456	$ (18,160)	$ (1,547,861)	$ 537,315
Balance, shares at Dec. 31, 2021	[1]	1,000,000		10,880,000
Net income (loss)			[1]		[1]			323,193	323,193
Balance at Dec. 31, 2022		$ 10,000	[1]	$ 10,880	[1]	2,082,456	(18,160)	(1,224,668)	860,508
Balance, shares at Dec. 31, 2022	[1]	1,000,000		10,880,000
Net income (loss)					[2]			938,544	938,544
Balance at Jun. 30, 2023		$ 10,000		$ 10,880	[2]	2,082,456	(18,160)	(286,124)	1,799,052
Balance, shares at Jun. 30, 2023	[2]	1,000,000		10,880,000
Balance at Dec. 31, 2022		$ 10,000	[1]	$ 10,880	[1]	2,082,456	(18,160)	(1,224,668)	860,508
Balance, shares at Dec. 31, 2022	[1]	1,000,000		10,880,000
Net income (loss)									709,328
Balance at Sep. 30, 2023		$ 10,000		$ 10,880	[2]	2,082,456	(18,160)	(515,340)	1,569,836
Balance, shares at Sep. 30, 2023	[2]	1,000,000		10,880,000
Balance at Dec. 31, 2022		$ 10,000	[1]	$ 10,880	[1]	2,082,456	(18,160)	(1,224,668)	860,508
Balance, shares at Dec. 31, 2022	[1]	1,000,000		10,880,000
Net income (loss)			[1]		[1]			386,128	386,128
Balance at Dec. 31, 2023		$ 10,000	[1]	$ 10,880	[1]	2,082,456	(18,160)	(838,540)	1,246,636
Balance, shares at Dec. 31, 2023	[1]	1,000,000		10,880,000
Balance at Jun. 30, 2023		$ 10,000		$ 10,880	[2]	2,082,456	(18,160)	(286,124)	1,799,052
Balance, shares at Jun. 30, 2023	[2]	1,000,000		10,880,000
Net income (loss)					[2]			(229,216)	(229,216)
Balance at Sep. 30, 2023		$ 10,000		$ 10,880	[2]	2,082,456	(18,160)	(515,340)	1,569,836
Balance, shares at Sep. 30, 2023	[2]	1,000,000		10,880,000
Balance at Dec. 31, 2023		$ 10,000	[1]	$ 10,880	[1]	2,082,456	(18,160)	(838,540)	1,246,636
Balance, shares at Dec. 31, 2023	[1]	1,000,000		10,880,000
Net income (loss)					[2]			260,283	260,283
Balance at Jun. 30, 2024		$ 10,000		$ 10,880	[2]	2,082,456	(18,160)	(578,257)	1,506,919
Balance, shares at Jun. 30, 2024	[2]	1,000,000		10,880,000
Balance at Dec. 31, 2023		$ 10,000	[1]	$ 10,880	[1]	2,082,456	(18,160)	(838,540)	1,246,636
Balance, shares at Dec. 31, 2023	[1]	1,000,000		10,880,000
Net income (loss)									54,671
Balance at Sep. 30, 2024		$ 10,000		$ 10,880	[2]	2,082,456	(18,160)	(783,869)	1,301,307
Balance, shares at Sep. 30, 2024	[2]	1,000,000		10,880,000
Balance at Jun. 30, 2024		$ 10,000		$ 10,880	[2]	2,082,456	(18,160)	(578,257)	1,506,919
Balance, shares at Jun. 30, 2024	[2]	1,000,000		10,880,000
Net income (loss)					[2]			(205,612)	(205,612)
Balance at Sep. 30, 2024		$ 10,000		$ 10,880	[2]	$ 2,082,456	$ (18,160)	$ (783,869)	$ 1,301,307
Balance, shares at Sep. 30, 2024	[2]	1,000,000		10,880,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).
[2]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).